UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09297

        Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund (NAD)
	July 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 0.3% (0.2% of Total Investments)
$ 1,500	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 5.750%, 12/01/20	6/10 at 102.00	A–	$1,555,050

	Alaska – 0.1% (0.1% of Total Investments)
750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.250%,	12/14 at 100.00	AAA	785,235
	12/01/34 – FGIC Insured

	California – 2.6% (1.8% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	AAA	334,400
	1999A, 0.000%, 10/01/37 – MBIA Insured
5,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	1,913,780
	Improvement Project, Series 1997C, 0.000%, 9/01/28 – FSA Insured
200	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/07 at 101.00	AAA	203,900
	California, General Obligation Bonds, Series 1997:
2,195	5.000%, 10/01/18 (Pre-refunded 10/01/07) – AMBAC Insured	10/07 at 101.00	AAA	2,251,126
210	5.000%, 10/01/18 (Pre-refunded 10/01/07) – AMBAC Insured	10/07 at 101.00	AAA	215,370
5,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A+	5,116,400
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	No Opt. Call	AAA	1,338,155
	Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – FSA Insured
17,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	4,204,950
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured

35,140	Total California			15,578,081

	Colorado – 3.7% (2.5% of Total Investments)
3,205	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car	1/09 at 101.00	AAA	3,366,628
	Projects, Series 1999A, 6.000%, 1/01/12 – MBIA Insured (Alternative Minimum Tax)
10,250	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996D, 5.500%,	11/06 at 101.00	AAA	10,393,295
	11/15/25 – MBIA Insured
2,950	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	AAA	3,144,434
	Hotel, Series 2003A, 5.000%, 12/01/22 (Pre-refunded 12/01/13) – XLCA Insured
1,475	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	10/07 at 102.00	AAA	1,506,698
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)
8,515	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AAA	3,405,745
	9/01/25 – MBIA Insured

26,395	Total Colorado			21,816,800

	Connecticut – 0.5% (0.3% of Total Investments)
2,700	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer’s	8/06 at 100.00	N/R	2,716,281
	Resource Center of Connecticut Inc., Series 1994A, 7.125%, 8/15/14

	District of Columbia – 0.9% (0.6% of Total Investments)
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 101.00	AAA	5,177,250
	Revenue Bonds, Series 1998, 5.250%, 10/01/13 – AMBAC Insured

	Florida – 7.6% (5.1% of Total Investments)
1,630	Florida Housing Finance Agency, Housing Revenue Bonds, Mar Lago Village Apartments, Series	12/07 at 102.00	AAA	1,670,000
	1997F, 5.800%, 12/01/17 – AMBAC Insured (Alternative Minimum Tax)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E,	6/15 at 101.00	AAA	14,599,650
	4.500%, 6/01/35
14,350	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series	10/11 at 100.00	Aa2	15,209,995
	2002-17, 5.250%, 10/01/13
13,625	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/06 at 100.00	BB+	13,708,521
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)

44,605	Total Florida			45,188,166

	Georgia – 1.3% (0.9% of Total Investments)
4,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2000, 6.000%,	4/10 at 101.00	AA (4)	4,332,440
	4/01/25 (Pre-refunded 4/01/10)
880	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/09 at 101.00	AAA	917,356
	Northeast Georgia Health Services Inc., Series 1999, 5.500%, 5/15/29 – MBIA Insured
2,620	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/09 at 101.00	AAA	2,761,663
	Northeast Georgia Health Services Inc., Series 1999, 5.500%, 5/15/29 (Pre-refunded 5/15/09) –
	MBIA Insured

7,500	Total Georgia			8,011,459

	Idaho – 0.2% (0.1% of Total Investments)
265	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%,	7/09 at 101.00	Aa2	269,012
	1/01/21 (Alternative Minimum Tax)
320	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%,	1/10 at 100.00	Aa2	331,194
	7/01/22 (Alternative Minimum Tax)
470	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/10 at 100.00	Aaa	477,981
	7/01/20 (Alternative Minimum Tax)

1,055	Total Idaho			1,078,187

	Illinois – 34.6% (23.4% of Total Investments)
3,265	Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.750%, 12/01/12	12/09 at 102.00	BBB+	3,371,668
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	8,266,378
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
830	5.500%, 12/20/19 (Alternative Minimum Tax)	10/10 at 101.00	AAA	857,058
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/10 at 101.00	AAA	1,235,700
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/10 at 101.00	AAA	1,960,632
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series	No Opt. Call	AAA	25,695,670
	1999, 5.500%, 1/01/23 – FGIC Insured
2,620	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AAA	2,843,014
	AMBAC Insured
3,340	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	3,426,907
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
1,145	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.125%, 1/01/25 –	1/08 at 100.00	AAA	1,158,751
	FGIC Insured
190	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	202,688
	Series 2003B, 5.250%, 11/01/20 – FSA Insured
810	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	879,757
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured
500	Hoffman Estates Park District, Cook County, Illinois, General Obligation Bonds, Series 1999,	12/09 at 102.00	AAA	525,910
	5.375%, 12/01/29 – MBIA Insured
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County	No Opt. Call	Aaa	2,743,836
	School District 116 – Round Lake, Series 1999, 0.000%, 1/01/15 – MBIA Insured
24,835	Illinois Development Finance Authority, Revenue Bonds, Presbyterian Home of Lake Forest,	9/07 at 102.00	AAA	25,728,315
	Series 1999, 5.625%, 9/01/31 – FSA Insured
5,570	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	5,695,826
17,280	Illinois Health Facilities Authority, Converted Adjustable Rate Revenue Bonds, Highland Park	10/07 at 102.00	AAA	18,064,858
	Hospital, Series 1991A, 6.000%, 10/01/15 (Pre-refunded 10/01/07) – FGIC Insured
9,880	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/11 at 103.00	Aa1	10,627,027
	Series 1985A, 5.500%, 8/01/20
5,400	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/07 at 101.00	AAA	5,477,814
	1997A, 5.000%, 7/01/24 – MBIA Insured
5,490	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/07 at 102.00	A	5,613,745
	1996B, 5.500%, 2/15/16
1,500	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.800%, 1/01/36 –	1/15 at 100.00	AAA	1,497,825
	FGIC Insured
11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 60.14	Aaa	4,487,742
	Obligation Bonds, Series 2005B, 0.000%, 1/01/25 – FSA Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	3,188,460
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
22,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	23,728,725
	Project, Series 1999A, 5.500%, 12/15/24 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,750	0.000%, 12/15/22 – MBIA Insured	No Opt. Call	AAA	4,527,998
13,000	0.000%, 12/15/23 – MBIA Insured	No Opt. Call	AAA	5,731,700
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – FSA Insured	No Opt. Call	AAA	25,849,764
3,500	5.750%, 6/01/23 – FSA Insured	No Opt. Call	AAA	4,036,620
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AAA	1,367,509
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aaa	4,597,400
	Bonds, Series 2006, 0.000%, 1/01/23 – FSA Insured
4,500	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	Aaa	2,584,035
	0.000%, 11/01/18 – FSA Insured

221,270	Total Illinois			205,973,332

	Indiana – 3.8% (2.5% of Total Investments)
8,755	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Charity Obligated Group,	11/09 at 101.00	AAA	9,292,119
	Series 1999D, 5.500%, 11/15/24 (Pre-refunded 11/15/09) – MBIA Insured
8,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	8,606,160
	Group, Series 2000A, 5.500%, 2/15/26 (Pre-refunded 8/15/10) – MBIA Insured
4,190	Indianapolis, Indiana, Economic Development Revenue Bonds, Park Tudor Foundation Inc.,	6/09 at 101.00	Aa3 (4)	4,441,442
	Project, Series 1999, 5.700%, 6/01/24 (Pre-refunded 6/01/09)

20,945	Total Indiana			22,339,721

	Iowa – 1.2% (0.8% of Total Investments)
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	7,205,520
	5.625%, 6/01/46

	Kansas – 0.8% (0.5% of Total Investments)
3,825	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 1999, 4.000%, 10/01/18 –	10/06 at 101.00	AAA	3,722,299
	FGIC Insured
1,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	N/R	1,027,340
	Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20

4,825	Total Kansas			4,749,639

	Kentucky – 1.7% (1.2% of Total Investments)
3,030	Hardin County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	2/10 at 101.00	Aa3 (4)	3,250,039
	Series 2000, 5.750%, 2/01/20 (Pre-refunded 2/01/10)
	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
	Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
1,850	5.850%, 10/01/17	4/08 at 102.00	BB–	1,873,514
5,000	5.875%, 10/01/22	4/08 at 102.00	BB–	5,051,150

9,880	Total Kentucky			10,174,703

	Louisiana – 4.0% (2.7% of Total Investments)
2,245	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2000B, 5.625%,	5/10 at 101.50	AAA	2,387,602
	5/01/25 – FGIC Insured
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,915,882
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	5,583,742
	2004, 5.250%, 7/01/33 – MBIA Insured
13,570	Louisiana Transportation Authority, Senior Lien Toll Road Revenue Bonds, Series 2005B, 0.000%,	12/10 at 38.73	AAA	4,223,255
	12/01/28 – AMBAC Insured
9,545	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	9,822,569
	Series 2001B, 5.500%, 5/15/30

32,460	Total Louisiana			23,933,050

	Massachusetts – 2.4% (1.6% of Total Investments)
1,500	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	9/12 at 102.00	N/R	1,500,000
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AAA	4,545,493
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
7,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/07 at 102.00	AAA	7,221,620
	1997, 5.500%, 7/01/18 – MBIA Insured (Alternative Minimum Tax)
785	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	9/06 at 102.00	AAA	801,901
	1996A, 5.875%, 9/01/23 – MBIA Insured (Alternative Minimum Tax)

13,650	Total Massachusetts			14,069,014

	Michigan – 3.5% (2.4% of Total Investments)
2,435	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%,	7/11 at 100.00	AAA	2,592,471
	7/01/33 (Pre-refunded 7/01/11) – FGIC Insured
15,255	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	14,395,533
	Obligated Group, Series 1998A, 5.250%, 8/15/28
4,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	12/08 at 101.00	AAA	4,130,920
	Series 1998A, 5.375%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)

21,690	Total Michigan			21,118,924

	Minnesota – 0.2% (0.1% of Total Investments)
1,095	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1998H-1, 5.650%,	1/10 at 101.00	AA+	1,105,151
	7/01/31 (Alternative Minimum Tax)

	Missouri – 2.2% (1.5% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series
	2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AAA	2,579,570
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AAA	1,662,050
2,185	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	2,299,013
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
2,185	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	2,343,303
3,670	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	3,927,487

20,040	Total Missouri			12,811,423

	Montana – 0.3% (0.2% of Total Investments)
1,005	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/09 at 100.00	AA+	1,026,055
	(Alternative Minimum Tax)
1,000	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	12/09 at 100.00	A2	1,050,640
	Subordinate Series 1999B, 6.400%, 12/01/32 (Alternative Minimum Tax)

2,005	Total Montana			2,076,695

	Nebraska – 0.2% (0.2% of Total Investments)
1,400	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5A,	No Opt. Call	AAA	1,403,948
	6.200%, 6/01/13 – MBIA Insured (Alternative Minimum Tax)

	Nevada – 1.7% (1.1% of Total Investments)
2,115	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	AAA	2,255,203
	Series 2001, 5.300%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
8,000	0.000%, 1/01/19 – AMBAC Insured	No Opt. Call	AAA	4,482,480
3,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	3,092,700

13,115	Total Nevada			9,830,383

	New Hampshire – 0.1% (0.1% of Total Investments)
985	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Revenue Bonds, Series	1/07 at 101.00	Aa2	1,006,621
	1995D, 6.550%, 7/01/26 (Alternative Minimum Tax)

	New Jersey – 7.7% (5.2% of Total Investments)
1,105	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,	8/11 at 100.00	AAA	1,108,160
	Jersey City Medical Center, Series 2001, 4.800%, 8/01/21 – AMBAC Insured
2,250	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	AAA	2,304,068
	6.000%, 6/01/13 – MBIA Insured (Alternative Minimum Tax)
4,130	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	4,501,617
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	AA–	4,524,680
	5.750%, 6/15/18
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	6,936,000
	0.000%, 12/15/28 – AMBAC Insured
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/07 at 102.00	AAA	10,451,400
	Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – MBIA Insured (Alternative Minimum Tax)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
10,480	5.750%, 6/01/32	6/12 at 100.00	BBB	10,967,006
3,165	6.125%, 6/01/42	6/12 at 100.00	BBB	3,363,509
1,365	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	1,532,322
	Series 2003, 6.750%, 6/01/39

56,495	Total New Jersey			45,688,762

	New Mexico – 0.7% (0.5% of Total Investments)
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%,	7/14 at 100.00	AAA	4,103,680
	7/01/32 – FSA Insured

	New York – 12.6% (8.5% of Total Investments)
80	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 100.00	AAA	81,281
	Services Facilities, Series 1996B, 5.125%, 8/15/21 – MBIA Insured
4,600	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/07 at 102.00	AAA	4,724,706
	Services Facilities, Series 1996E, 5.250%, 2/15/18 – AMBAC Insured
2,170	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	7/07 at 102.00	AA	2,240,091
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/17 – RAAI Insured
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	2/08 at 101.50	AAA	7,760,100
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – MBIA Insured
2,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	1/08 at 102.00	AAA	2,085,300
	Bonds, City University System, Series 1997-1, 5.375%, 7/01/24 (Pre-refunded 1/01/08) –
	FSA Insured
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	5,187,000
	5.250%, 12/01/26 (Pre-refunded 6/01/08) – FSA Insured
	Nassau County, New York, General Obligation Improvement Bonds, Series 1999B:
4,005	5.250%, 6/01/19 (Pre-refunded 6/01/09) – AMBAC Insured	6/09 at 102.00	AAA	4,243,418
7,005	5.250%, 6/01/21 (Pre-refunded 6/01/09) – AMBAC Insured	6/09 at 102.00	AAA	7,422,008
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,153,200
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	9,101,576
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 – AMBAC Insured
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/09 at 101.00	AAA	10,674,900
	Series 2000A, 5.750%, 8/15/24 (Pre-refunded 8/15/09)
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 1998E, 5.250%, 8/01/14 –	2/08 at 101.00	AAA	2,056,080
	AMBAC Insured
13,930	New York City, New York, General Obligation Bonds, Fiscal Series 1998F, 5.375%, 8/01/19 –	2/08 at 101.00	AAA	14,370,745
	MBIA Insured
70	New York City, New York, General Obligation Bonds, Fiscal Series 1998F, 5.375%, 8/01/19	2/08 at 101.00	AAA	72,436
	(Pre-refunded 2/01/08) – MBIA Insured

72,160	Total New York			75,172,841

	North Carolina – 0.7% (0.4% of Total Investments)
3,830	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA	3,880,518
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45

	Ohio – 4.1% (2.8% of Total Investments)
2,300	Amherst Exempted Village School District, Ohio, Unlimited Tax General Obligation School	12/11 at 100.00	Aaa	2,408,422
	Improvement Bonds, Series 2001, 5.125%, 12/01/21 – FGIC Insured
3,635	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	1/07 at 101.00	Aa2	3,662,481
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,723,730
	5.000%, 5/01/30
13,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	13,417,950
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
1,115	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	12/07 at 101.00	Aa2	1,149,442

23,700	Total Ohio			24,362,025

	Oregon – 0.4% (0.3% of Total Investments)
2,355	Portland, Oregon, Downtown Waterfront Urban Renewal and Redevelopment Revenue Bonds, Series	6/10 at 101.00	Aaa	2,511,655
	2000A, 5.500%, 6/15/20 – AMBAC Insured

	Pennsylvania – 4.9% (3.3% of Total Investments)
3,480	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	Ba3	4,123,939
	Allegheny Health System, Series 2000B, 9.250%, 11/15/22
1,710	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,802,408
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
18,900	Philadelphia Airport System, Pennsylvania, Revenue Refunding Bonds, Series 1998A, 5.500%,	6/08 at 102.00	AAA	19,667,529
	6/15/18 – FGIC Insured (Alternative Minimum Tax)
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,511,686
	8/01/16 (Pre-refunded 8/01/12) – FGIC Insured

27,295	Total Pennsylvania			29,105,562

	Puerto Rico – 2.1% (1.4% of Total Investments)
12,500	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	No Opt. Call	AA	12,358,500
	4.500%, 12/01/23

	Rhode Island – 3.2% (2.2% of Total Investments)
2,015	Central Falls, Rhode Island, General Obligation School Bonds, Series 1999, 6.250%, 5/15/20 –	5/09 at 102.00	AA	2,164,191
	RAAI Insured
3,500	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal	4/10 at 101.00	Aaa	3,763,690
	Building Projects, Series 1999A, 5.750%, 4/01/29 (Pre-refunded 4/01/10) – AMBAC Insured
12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	13,186,750
	Series 2002A, 6.125%, 6/01/32

18,015	Total Rhode Island			19,114,631

	South Carolina – 0.3% (0.2% of Total Investments)
1,500	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 2001, 5.000%, 5/01/31 –	5/11 at 101.00	AAA	1,524,975
	AMBAC Insured

	Tennessee – 1.7% (1.1% of Total Investments)
6,400	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	AAA	6,846,528
	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)
2,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B,	3/11 at 100.00	AAA	2,489,869
	5.125%, 3/01/26 – FSA Insured
85	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-1, 6.375%,	7/10 at 101.00	AA	86,816
	7/01/25 (Alternative Minimum Tax)
475	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-2B, 6.250%,	7/10 at 100.00	AA	484,476
	1/01/20 (Alternative Minimum Tax)

9,385	Total Tennessee			9,907,689

	Texas – 16.1% (10.9% of Total Investments)
1,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/06 at 100.00	CCC+	1,005,030
	Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Baa2	2,984,960
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
4,675	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, Unlimited Tax	2/09 at 100.00	AAA	4,927,964
	School Building Bonds, Series 1999, 6.000%, 2/15/20 (Pre-refunded 2/15/09)
2,820	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	2,861,482
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and
	Refunding Bonds, Series 1999:
5,130	0.000%, 8/15/20	8/09 at 52.47	AAA	2,348,565
7,000	0.000%, 8/15/21	8/09 at 49.48	AAA	3,011,120
7,345	0.000%, 8/15/23	8/09 at 44.01	AAA	2,809,977
7,000	0.000%, 8/15/24	8/09 at 41.50	AAA	2,525,460
7,350	0.000%, 8/15/25	8/09 at 39.14	AAA	2,503,704
7,000	0.000%, 8/15/26	8/09 at 36.91	AAA	2,247,350
820	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	835,498
	12/01/31 – AMBAC Insured
6,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue	11/07 at 100.00	CCC+	6,018,180
	Refunding Bonds, American Airlines Inc., Series 2000C, 6.150%, 5/01/29 (Mandatory put
	11/01/07) (Alternative Minimum Tax)
	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus
	Health, Series 1999A:
12,240	5.375%, 7/01/24 (Pre-refunded 7/01/09) – MBIA Insured	7/09 at 101.00	AAA	12,881,988
11,180	5.375%, 7/01/29 (Pre-refunded 7/01/09) – MBIA Insured	7/09 at 101.00	AAA	11,766,391
2,205	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,132,157
	2001A, 0.000%, 11/15/20 – MBIA Insured
2,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	779,125
	Project, Series 2001B, 0.000%, 9/01/30 – AMBAC Insured
2,500	Jefferson County, Texas, Certificates of Obligation, Series 2000, 6.000%, 8/01/25	8/10 at 100.00	AAA	2,701,850
	(Pre-refunded 8/01/10) – FSA Insured
2,000	Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001, 5.300%, 3/15/26	3/09 at 100.00	AAA	2,076,600
	(Pre-refunded 3/15/09) – FGIC Insured
30,095	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/12 at 27.94	AAA	6,372,917
	Bonds, Series 2004, 0.000%, 8/15/34
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 37.33	AAA	2,206,915
	Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured
33,160	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 26.50	AAA	5,798,689
	Bonds, Series 2006, 0.000%, 8/15/38
1,500	Port Arthur, Texas, Jefferson County, General Obligation Bonds, Series 1997, 5.000%, 2/15/21	2/07 at 100.00	AAA	1,510,890
	(Pre-refunded 2/15/07) – MBIA Insured
10,000	Tarrant County Health Facilities Development Corporation, Texas, Revenue Bonds, Texas Health	2/08 at 102.00	AAA	10,361,500
	Resources System, Series 1997A, 5.250%, 2/15/17 – MBIA Insured
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 34.92	AAA	1,545,180
	Series 2005, 0.000%, 8/15/35
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20	8/15 at 78.46	AAA	1,514,820
3,000	0.000%, 8/15/22	8/15 at 70.77	AAA	1,362,300

188,425	Total Texas			96,090,612

	Utah – 0.3% (0.2% of Total Investments)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999C-2, Class II:
425	5.700%, 7/01/19 (Alternative Minimum Tax)	1/10 at 101.50	AAA	431,035
155	5.750%, 7/01/21 (Alternative Minimum Tax)	1/10 at 101.50	AA	160,988
130	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999D, 5.850%, 7/01/21	7/09 at 101.00	AA	132,006
	(Alternative Minimum Tax)
40	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F, 6.300%, 7/01/21	7/09 at 101.50	Aa2	40,805
	(Alternative Minimum Tax)
1,160	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%,	7/10 at 100.00	AA–	1,179,511
	1/01/15 (Alternative Minimum Tax)

1,910	Total Utah			1,944,345

	Virginia – 0.6% (0.4% of Total Investments)
3,395	Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds,	11/09 at 102.00	N/R	3,513,553
	S.I.L. Clean Water, LLC Project, Series 1999, 7.250%, 11/01/24 (Alternative Minimum Tax)

	Washington – 11.3% (7.7% of Total Investments)
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	AAA	4,307,960
	2003A, 5.500%, 7/01/17 – XLCA Insured
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B:
1,755	6.000%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	1,880,483
2,590	6.000%, 9/01/16 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	2,775,185
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C:
875	6.000%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	937,563
1,260	6.000%, 9/01/16 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	1,350,090
9,760	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.625%, 1/01/21	1/11 at 101.00	AAA	10,566,469
	(Pre-refunded 1/01/11) – FSA Insured
4,800	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	7/07 at 102.00	AAA	4,950,288
	1997A, 5.250%, 7/01/16 – FSA Insured
7,185	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	7,834,308
	Series 2002, 6.500%, 6/01/26
11,605	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/09 at 100.00	AAA	12,022,896
	1999, 5.250%, 7/01/16 – MBIA Insured
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 –	No Opt. Call	AAA	1,997,672
	FSA Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	Aa1	9,401,802
18,470	0.000%, 1/01/21	No Opt. Call	Aa1	9,334,553

83,300	Total Washington			67,359,269

	Wisconsin – 6.8% (4.6% of Total Investments)
2,250	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – FSA Insured	11/14 at 100.00	Aaa	2,321,190
3,810	La Crosse, Wisconsin, Industrial Development Revenue Refunding Bonds, Dairyland Power	12/08 at 102.00	AAA	4,004,729
	Cooperative, Series 1997C, 5.550%, 2/01/15 – AMBAC Insured
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare
	Development Inc., Series 1999:
8,375	6.250%, 11/15/20 (Pre-refunded 11/15/09)	11/09 at 101.00	N/R (4)	9,056,893
5,000	6.250%, 11/15/28 (Pre-refunded 11/15/09)	11/09 at 101.00	N/R (4)	5,407,100
4,180	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Kenosha Hospital and	5/09 at 101.00	A	4,289,850
	Medical Center Inc., Series 1999, 5.625%, 5/15/29
12,700	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Health System	8/09 at 101.00	Aaa	13,302,234
	Corporation, Series 1999, 5.500%, 8/15/25 – AMBAC Insured
2,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A	2,231,086
	Services Inc., Series 2003A, 5.125%, 8/15/33

38,515	Total Wisconsin			40,613,082

$ 1,041,785	Total Long-Term Investments (cost $822,517,129) – 147.4%			876,956,332

	Short-Term Investments – 0.5% (0.4% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Adjustable Revenue Bonds,		A–1+	2,500,000
	Series 2005G, 3.680%, 11/01/26 (5)
700	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A–1+	700,000
	Obligations, Series 1985, 3.530%, 12/01/15 – MBIA Insured (5)

$ 3,200	Total Short-Term Investments (cost $3,200,000)			3,200,000

	Total Investments (cost $825,717,129) – 147.9%			880,156,332

	Other Assets Less Liabilities – 1.7%			9,873,446

	Preferred Shares, at Liquidation Value – (49.6)%			(295,000,000)

	Net Assets Applicable to Common Shares – 100%			$595,029,778

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's
Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and features which qualify it as a short-term investment. The rate disclosed is that currently in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2006, the cost of investments was $824,667,720.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

Gross unrealized:
Appreciation	$56,369,505
Depreciation	(880,893)

Net unrealized appreciation (depreciation) of investments	$55,488,612

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2006

* Print the name and title of each signing officer under his or her signature.